Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	UNIFIED SERIES TRUST
Prospectus Date	rr_ProspectusDate	Apr. 28, 2015
CRAWFORD DIVIDEND YIELD FUND
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	SUMMARY SECTION
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The investment objective of the Crawford Dividend Yield Fund (the “Fund”) is to provide attractive long-term total return with above average dividend yield, in comparison with the Russell 1000 Value© Index. Total return is comprised of both capital appreciation and income.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Fund.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	Shareholder Fees (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	April 30, 2016
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual Fund operating expenses or in the Expense Example, above, affect the Fund’s performance. The Fund’s portfolio turnover rate will be available after the fund completes its first fiscal year of operations.
Other Expenses, New Fund, Based on Estimates [Text]	rr_OtherExpensesNewFundBasedOnEstimates	Other expenses for Class C shares are based on other expenses of Class I shares for the Fund’s last fiscal year.
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then, except as indicated, redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Only the 1 year number shown below reflects the Advisor’s agreement to waive fees and/or reimburse Fund expenses. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	The Fund invests primarily in common stocks of U.S. and foreign companies that have above-average current dividend yields (in comparison to the companies included in the Russell 1000 Value® Index). A stock’s dividend yield is expressed as an annual percentage and is calculated as the company’s annual cash dividend per share divided by the current price of the stock. The Fund’s Advisor, Crawford Investment Counsel, Inc. (the “Advisor”), manages the Fund using its Crawford Dividend Yield strategy by investing primarily in companies with market capitalizations of $1 billion or more at the time of purchase. The Fund may also invest in equity real estate investment trusts (“REITs”). The Advisor believes it can produce competitive returns by investing in companies with above-average dividend yields where the Advisor believes the risk of a dividend cut is unlikely or already anticipated by the market. The Advisor utilizes a bottom-up, value-oriented approach to stock selection, focusing on company fundamentals, in an effort to identify stocks of companies where the dividend appears to be supported by the company’s cash flow, balance sheet, and earnings.

The Advisor believes that, by focusing on companies that appear to have consistent earnings, adequate cash flow generation and supportive balance sheets, the Fund’s portfolio companies will tend to be less volatile than the Russell 1000 Value® Index. The Advisor also believes that the above-average dividend yields of the Fund’s portfolio companies could lead to less stock price volatility than experienced by other companies of a similar size because a larger portion of total return can be provided by the dividend income.

		The Fund will not invest more than 5% of its assets in any one issuer, measured at the time of purchase. Certain economic sectors may be overweighted compared to others because the Advisor seeks the best investment opportunities regardless of sector. The Fund will not invest more than 25% of its net assets in any one economic sector included in the S&P 500® Index or two times the weighting of that sector in the Index, whichever is greater, measured at the time of purchase. The Advisor generally strives for below-average turnover with a preference for purchasing securities for the long-term.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock	All investments involve risks, and the Fund cannot guarantee that it will achieve its investment objective. An investment in the Fund is not insured or guaranteed by any government agency. As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund. Below are some of the specific risks of investing in the Fund.
  Market Risk. The prices of securities held by the Fund may decline sharply in response to certain events taking place around the world, including those directly involving the companies whose securities are owned by the Fund; conditions affecting the general economy; overall market changes; local, regional or global political, social or economic instability; and currency, interest rate and commodity price fluctuations.
  Value Risk. Investing in “value” stocks presents the risk that the stocks may never reach what the Advisor believes are their full market values.
  Dividend Risk. Changes to the dividend policies of companies in which the Fund invests and the capital resources available for dividend payment at such companies may harm Fund performance. The Fund may also be harmed by changes to the favorable federal income tax treatment generally afforded to dividends.
  Large Cap Risk. Larger, more established companies may be unable to attain the high growth rates of successful, smaller companies during periods of economic expansion.
  Small and Mid-Cap Risk. Investments in small- and mid-cap companies may be riskier than investments in larger, more established companies. The securities of smaller companies may trade less frequently and in lower volumes than securities of larger companies. In addition, smaller companies may be more vulnerable to economic, market and industry changes. As a result, share price changes may be more sudden or erratic than the prices of other equity securities, especially over the short term. Because smaller companies may have limited product lines, markets or financial resources or may depend on a few key employees, they may be more susceptible to particular economic events or competitive factors than larger companies.
  Management Risk. Because the Fund is actively managed, it may underperform its benchmark or other funds with similar investment objectives. The Advisor’s investment strategy may fail to produce the intended results and the Fund may fail to meet its investment objective.
  Foreign Securities Risk. Investing in foreign securities may involve risks not associated with U.S. investments, including settlement risks, currency fluctuation, local withholding and other taxes, different financial reporting practices and regulatory standards, high costs of trading, changes in political conditions, expropriation, investment and repatriation restrictions, and settlement and custody risks.
  REIT Risk. The value of REITs can be negatively impacted by declines in the value of real estate, adverse general and local economic conditions and environmental problems. REITs are also subject to certain other risks related specifically to their structure and focus, such as: (a) dependency upon management’s skills; (b) limited diversification; (c) heavy cash flow dependency; (d) possible default by borrowers; and (e) in many cases, less liquidity and greater price volatility.
  Sector Risk. To the extent that the Fund focuses in one or more industries or sectors, factors negatively affecting those industries or sectors could cause significant losses to the Fund.

Risk Lose Money [Text]	rr_RiskLoseMoney	As with any mutual fund investment, the Fund’s returns and share price will fluctuate, and you may lose money by investing in the Fund.
Risk Not Insured Depository Institution [Text]	rr_RiskNotInsuredDepositoryInstitution	An investment in the Fund is not insured or guaranteed by any government agency.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	Performance information will be available after the Fund completes a full calendar year of operation.
Performance One Year or Less [Text]	rr_PerformanceOneYearOrLess	Performance information will be available after the Fund completes a full calendar year of operation.
CRAWFORD DIVIDEND YIELD FUND | Class I
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	none
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	10.61%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	11.63%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.61%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	1.02%
1 Year	rr_ExpenseExampleYear01	104
3 Years	rr_ExpenseExampleYear03	2,365
5 Years	rr_ExpenseExampleYear05	4,336
10 Years	rr_ExpenseExampleYear10	8,228
CRAWFORD DIVIDEND YIELD FUND | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOther	1.00%	[2]
Redemption Fee	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.00%
Distribution and Shareholder Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	10.61%	[3]
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	12.63%
Fee Waiver/Expense Reimbursement	rr_FeeWaiverOrReimbursementOverAssets	(10.61%)	[1]
Total Annual Fund Operating Expenses (After Fee Waiver/Expense Reimbursement)	rr_NetExpensesOverAssets	2.02%
Expenses Deferred Charges [Text Block]	rr_ExpensesDeferredChargesTextBlock	This charge is eliminated after one year. The charge is based on the original purchase price or redemption proceeds, whichever is lower.
1 Year	rr_ExpenseExampleYear01	303
3 Years	rr_ExpenseExampleYear03	2,612
5 Years	rr_ExpenseExampleYear05	4,665
10 Years	rr_ExpenseExampleYear10	8,575
1 Year	rr_ExpenseExampleNoRedemptionYear01	205
3 Years	rr_ExpenseExampleNoRedemptionYear03	2,612
5 Years	rr_ExpenseExampleNoRedemptionYear05	4,665
10 Years	rr_ExpenseExampleNoRedemptionYear10	8,575

[1]	The Fund’s Advisor has agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses, excluding brokerage fees and commissions; borrowing costs; taxes; any 12b-1 fees; acquired fund fees and expenses; and extraordinary litigation expenses, do not exceed 1.00% through April 30, 2016. This expense cap may not be terminated prior to this date except by the Board of Trustees. Each waiver or reimbursement is subject to recoupment by the Advisor within three years, provided that the Fund is able to make the repayment without exceeding the 1.00% expense limitation.
[2]	This charge is eliminated after one year. The charge is based on the original purchase price or redemption proceeds, whichever is lower.
[3]	Other expenses for Class C shares are based on other expenses of Class I shares for the Fund’s last fiscal year.